Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other non-current assets
Deposits	¥ 5,765	$ 790	¥ 1,813
Receivables from employees	4,125	562	8,551
Long-term prepayments to a supplier			29,341
Receivables for disposal of subsidiaries	9,318	1,279	5,850
Others			10,405
Total	¥ 19,208	$ 2,631	¥ 55,960